Related Party Transactions (Details) - Schedule of balances with related parties - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Amounts owed to officers	$ 27,085	$ 136,149
Amounts owed to directors	21,236	70,345
Total amounts owed	$ 48,321	$ 206,494